Consolidated statements of profit or loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	€ 427,375	€ 328,343	€ 386,962
Cost of sales	(273,575)	(225,151)	(271,931)
Gross Profit	153,800	103,192	115,031
Other income	6,414	3,882	5,162
Selling expenses	(121,631)	(84,518)	(105,250)
Administrative expenses	(33,302)	(29,444)	(34,026)
Impairment on trade receivables	(110)	(1,802)	(2,389)
Other expenses	(289)	(1,915)	(1,016)
Operating profit/(loss)	4,882	(10,605)	(22,488)
Finance income	225	317	400
Finance costs	(6,786)	(7,831)	(7,928)
Net exchange rate gains/(losses)	1,866	(3,901)	(2,340)
Gain from disposal and loss of control of a subsidiary	5,026
Net finance income/(costs)	331	(11,415)	(9,868)
Share of profit/(loss) of equity-method investees	3,561	1,455	1,011
Profit/(loss) before tax	8,774	(20,565)	(31,345)
Income tax expense	(4,389)	(4,341)	(2,335)
Profit/(loss) for the year	4,385	(24,906)	(33,680)
Profit/(loss) attributable to:
Owners of the Company	3,585	(24,678)	(33,370)
Non-controlling interests	€ 800	€ (228)	€ (310)
Profit/(loss) per share
Basic earnings/(loss) per share	€ 0.07	€ (0.45)	€ (0.61)
Diluted earnings/(loss) per share	€ 0.07	€ (0.45)	€ (0.61)